Intangible assets - Acquisition of exclusive rights (Details) - Nuprim Inc	12 Months Ended
	Dec. 31, 2017 USD ($) £ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)
Intangible assets
Ordinary shares as consideration | shares		11,318,439
Ordinary shares as consideration (per share) | £ / shares	£ 0.20
Warrants issued | shares		9,432,033
Warrants issued (per share) | £ / shares	£ 0.20
Discount	£ 0	$ 0
Purchase consideration:
Ordinary shares in Motif Bio plc	3,355,375	3,355,375
Warrants to subscribe for ordinary shares in Motif Bio plc	2,340,373	2,340,373
Total purchase consideration	5,695,748	5,695,748
Iclaprim assets	6,195,748	6,195,748
Milestone payment	(500,000)	(500,000)
Net assets acquired	£ 5,695,748	5,695,748
Amortisation expense		0
Impairment loss		$ 0	$ 0